Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.2%
General Obligation Bonds - 13.5%
4,480,000	Alameda California Unified School District+	2.46%	08/01/2032	3,655,411
3,600,000	California, State of	4.00%	11/01/2033	4,267,296
2,000,000	California, State of	4.00%	11/01/2034	2,365,060
2,800,000	Chicago Illinois Park District	5.75%	01/01/2038	3,074,568
9,000,000	Florida, State of	4.00%	07/01/2028	9,242,730
8,045,000	Grossmont California Healthcare District+	2.45%	07/15/2033	6,399,154
5,000,000	Hartnell California Community College District	3.00%	08/01/2048	5,287,800
25,140,000	Illinois, State of	5.00%	11/01/2024	26,797,983
14,295,000	Illinois, State of	5.00%	11/01/2025	15,374,272
5,000,000	Kane, McHenry, Cook & DeKalb Counties Illinois Unit School District No. 300	5.25%	01/01/2033	5,506,600
1,435,000	Lane County Oregon School District No. 19 Springfield+	3.49%	06/15/2032	1,169,625
5,240,000	Louisiana, State of	4.00%	05/01/2035	5,804,767
1,280,000	Madera California Unified School District+	3.16%	08/01/2029	1,133,760
2,895,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.74%	05/01/2037	2,818,022
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.74%	05/01/2037	807,930
6,160,000	McHenry & Kane Counties of Illinois Community Consolidated School District No. 158 Huntley	5.00%	01/15/2033	6,506,377
5,255,000	Memphis, City of Tennessee	4.00%	05/01/2033	6,274,575
17,005,000	New York, City of New York	4.00%	08/01/2037	19,592,141
4,015,000	New York, City of New York	5.00%	03/01/2043	4,929,456
10,690,000	Palomar Health+	4.19%	08/01/2039	6,863,515
4,600,000	Texas, State of	5.00%	08/01/2036	4,767,808
4,640,000	Twin Rivers California Unified School District+	2.37%	08/01/2032	3,719,934
5,315,000	Victor Valley California Union High School District+	3.76%	08/01/2035	3,877,452
8,300,000	West Contra Costa Unified School District+	2.44%	08/01/2033	6,519,235
				156,755,471
Revenue Bonds - 83.7%
8,990,000	Anaheim California Public Financing Authority+	2.74%	09/01/2031	7,328,738
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,357,705
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,791,885
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	11,424,900
4,275,000	Austin, Texas	7.88%	09/01/2026	4,356,610
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	18,599,020
10,475,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2038	12,259,207
14,000,000	California Public Finance Authority#	1.38%	08/01/2052	14,000,000
18,625,000	Cedar Rapids, Iowa#	0.23%	08/15/2029	17,926,562
8,375,000	Cedar Rapids, Iowa#	0.25%	08/15/2032	7,998,125
16,840,000	Central Plains Energy Project	5.25%	09/01/2037	18,166,487
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	4,463,440
6,330,000	Chicago O'Hare International Airport	5.00%	01/01/2033	7,310,770
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,391,026
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	8,620,124
5,530,000	Dauphin County Pennsylvania General Authority	5.00%	06/01/2042	5,832,380
2,500,000	Delaware State Health Facilities Authority	5.00%	06/01/2034	2,969,700
15,000,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.75%)	0.92%	06/01/2037	13,590,900
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	9,109,057
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	12,494,782
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	0.80%	07/01/2032	8,588,790
4,855,000	District of Columbia	5.00%	03/01/2038	6,347,427
15,000,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	18,493,950
14,260,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	17,489,747
6,800,000	Grand Forks County North Dakota	6.38%	12/15/2043	5,760,756
11,150,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	0.86%	08/15/2035	10,273,498
3,865,000	Harris County Texas Sports Authority+	4.41%	11/15/2034	2,252,367
1,200,000	Henrico County Virginia Economic Development Authority#	0.26%	08/23/2027	1,200,000
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	7,017,770
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.03%	04/15/2026	3,498,995
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,165,540
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,670,222
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,378,334
3,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	3,056,310
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,157,760
10,595,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2036	12,412,678
7,000,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2041	8,165,150
16,005,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	16,606,308
10,370,000	Love Field Texas Airport Modernization Corp.	5.25%	11/01/2040	10,392,399
25,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.75%)	0.85%	04/01/2048	24,979,250
39,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	0.93%	08/01/2048	39,037,050
10,000,000	Main Street Natural Gas, Inc.#	4.00%	03/01/2050	11,620,400
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,756,080
1,215,000	Massachusetts Health & Educational Facilities Authority#	0.37%	07/01/2023	1,215,000
3,900,000	Massachusetts Health & Educational Facilities Authority#	0.40%	07/01/2023	3,900,000
1,000,000	Massachusetts Health & Educational Facilities Authority#	0.37%	07/01/2023	1,000,000
4,105,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	4,270,062
10,000,000	Metropolitan Pier & Exposition Authority+	4.25%	06/15/2035	6,038,500
10,165,000	Metropolitan Pier & Exposition Authority+	4.15%	06/15/2037	5,640,762
10,470,000	Metropolitan Pier & Exposition Authority+	3.73%	06/15/2038	5,576,113
10,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	10,156,800
5,225,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2057	5,685,479
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,248,742
6,000,000	Metropolitan Transportation Authority+	3.61%	11/15/2033	3,634,740
17,370,000	Metropolitan Transportation Authority	5.00%	11/15/2038	17,761,694
10,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	10,266,000
10,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	10,358,900
2,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	3,067,803
6,760,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	7,899,398
3,495,000	Michigan State Housing Development Authority	4.00%	10/01/2042	3,595,761
725,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	0.12%	08/01/2027	707,781
4,345,000	Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission	5.00%	01/01/2022	4,584,974
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	969,905
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,534,610
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,053,600
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	3,381,640
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	853,910
10,175,000	New Jersey Transportation Trust Fund Authority+	3.03%	12/15/2038	5,758,847
15,000,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	17,855,550
16,000,000	New York & New Jersey Port Authority	4.00%	03/15/2030	18,381,120
6,225,000	New York & New Jersey Port Authority	5.00%	10/15/2032	6,477,673
12,250,000	New York & New Jersey Port Authority	4.00%	11/01/2034	13,954,465
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,375,309
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	2,954,880
7,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2043	8,572,476
2,340,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2045	2,682,529
5,000,000	New York Convention Center Development Corp.+	3.77%	11/15/2041	2,351,650
5,000,000	New York Convention Center Development Corp.+	2.67%	11/15/2043	2,154,500
2,000,000	New York State Dormitory Authority	5.00%	03/15/2036	2,359,680
20,035,000	New York State Thruway Authority	5.00%	01/01/2037	25,519,581
10,000,000	New York State Urban Development Corp.	3.00%	03/15/2040	10,719,600
6,850,000	New York State Urban Development Corp.	4.00%	03/15/2045	7,863,115
13,260,000	New York Transportation Development Corp.	4.00%	10/01/2030	13,578,770
5,000,000	New York Transportation Development Corp.	4.00%	07/01/2041	5,108,500
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,631,939
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,901,170
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,106,800
3,765,000	North Carolina Turnpike Authority+	3.93%	01/01/2034	2,642,013
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,859,222
1,925,000	Ohio, State of#	0.19%	09/01/2041	1,912,526
1,000,000	Onondaga County New York Trust for Cultural Resources	4.00%	12/01/2049	1,146,720
5,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	6,839,785
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,172,200
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,975,400
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	7,212,812
10,500,000	Philadelphia Pennsylvania Airport Revenue	5.00%	06/15/2027	10,799,250
11,000,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority#	0.03%	07/01/2041	11,000,000
10,000,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	11,888,900
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,189,154
3,120,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	3,285,485
6,050,000	Public Finance Authority	2.63%	11/01/2025	6,393,882
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.65%	07/01/2033	11,723,051
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	5,302,390
6,745,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	7,104,239
5,300,000	San Francisco City & County Airport Comm-San Francisco International Airport	4.00%	05/01/2039	5,999,176
1,400,000	Tampa, City of Florida+	3.48%	09/01/2040	704,830
1,850,000	Tampa, City of Florida+	3.73%	09/01/2045	739,871
3,795,000	Tampa, City of Florida+	3.82%	09/01/2049	1,275,537
3,850,000	Tampa, City of Florida+	3.92%	09/01/2053	1,081,119
22,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	23,849,208
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	8,155,862
3,045,000	Terrebonne Parish Louisiana+	3.11%	04/01/2036	2,137,560
19,490,000	Texas Municipal Gas Acquisition & Supply Corp. II (3 Month LIBOR USD + 0.87%)	1.04%	09/15/2027	19,475,967
6,995,000	Texas Municipal Gas Acquisition & Supply Corp. III	5.00%	12/15/2023	7,628,957
2,055,000	Tobacco Settlement Authority	5.25%	06/01/2032	2,106,622
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	13,736,219
20,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	22,374,600
5,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	5,821,250
1,045,000	Triborough Bridge & Tunnel Authority+	3.38%	11/15/2031	818,486
9,030,000	TSASC, Inc.	5.00%	06/01/2031	10,818,121
10,000,000	Vermont Educational & Health Buildings Financing Agency	5.00%	11/01/2040	10,039,200
5,312,925	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	3.25%	12/03/2035	5,304,105
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,881,944
3,300,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	3,417,513
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,142,440
14,290,000	Virginia Small Business Financing Authority	5.00%	07/01/2049	14,706,411
2,000,000	Washington DC Metropolitan Area Transit Authority	4.00%	07/15/2045	2,329,760
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,038,430
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,846,957
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,209,756
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,817,110
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,878,157
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	664,534
				969,469,258
Total Municipal Bonds (Cost $1,094,866,163)				1,126,224,729

Shares
Short-Term Investments - 1.6%
Money Market Funds - 1.6%
19,068,685	First American Government Obligations Fund — Class Z, 0.05%*			19,068,685
Total Short-Term Investments (Cost $19,068,685)				19,068,685
Total Investments - 98.8% (Cost $1,113,934,848)				1,145,293,414
Other Assets in Excess of Liabilities - 1.2%				13,535,851
NET ASSETS - 100.0%				$1,158,829,265

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.